SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND:

Deutsche Strategic Equity Long/Short Fund

The following information replaces similar disclosure in Part I: APPENDIX I-A — BOARD MEMBER SHARE OWNERSHIP AND CONTROL in the fund’s Statement of Additional Information:

5% or Greater Ownership of Share Classes

The following table identifies those investors who owned 5% or more of a fund share class as of November 3, 2014.  All holdings are of record, unless otherwise indicated.

Deutsche Strategic Equity Long/Short Fund

Name and Address of Investor	Shares	Class	Percentage
PERSHING LLC JERSEY CITY NJ 07399-0001	1,283,173.59	A	81.95%
LPL FINANCIAL A/C XXXX-XXXX SAN DIEGO CA 92121-1968	99,684.97	A	6.37%
PERSHING LLC JERSEY CITY NJ 07399-0001	235,847.30	C	54.29%
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENE OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	52,028.40	C	11.98%
LPL FINANCIAL A/C XXXX-XXXX SAN DIEGO CA 92121-1968	51,458.68	C	11.84%
RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS MINNEAPOLIS MN 55402-1110	33,893.94	C	7.80%
DEUTSCHE BANK (CAYMAN) LIMITED AS CUST FOR DEUTSCHE BANK AG LONDON BR CUST FBO BOUNDARY HALL CRICKET SQUARE GEORGETOWN GRAND CAYMAN KY1-1104 CAYMAN ISLANDS	15,723,985.28	Institutional	95.50%
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENE OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT - 4TH FL JERSEY CITY NJ 07310-2010	2,090,210.27	S	89.59%

Please Retain This Supplement for Future Reference

April 6, 2015
SAISTKR-201